Other assets and other liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other assets
Prepaid commissions	$ 5,649	$ 5,042
Accounts receivable	4,281	1,514
Equity investment in a private fund (at cost)	530	530
Other	3,101	1,303
Other Assets	13,561	8,389	14,580
Other liabilities
Accruals and provisions	25,572	22,516
Accounts payable	4,260	2,471
Other	3,047	2,960
Other Liabilities	$ 32,879	$ 27,947